Financial Liabilities at FVTPL - Summary Of Credit Risk Adjustments To Financial Liabilities At FVTPL (Details)	12 Months Ended
Dec. 31, 2021 KRW (₩)
Designated financial liabilities at fair value through profit or loss [abstract]
Accumulated changes in credit risk adjustments	₩ 0
Additional information about credit risk adjustments	The adjustment to reflect Group’s credit risk is considered in measuring the fair value of equity-linked securities index. The Group’s credit risk is determined by adjusting credit spread observed in credit rating of Group.